CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Jun. 30, 2019	Jun. 30, 2018
Current
Cash and cash equivalents	$ 71,849	$ 3,250,697
Promissory note Receivable (Note 5)	0	15,802
Prepaid expenses and deposits	427,894	325,659
Advances to OR Operations (Note 6)	0	610,705
Total current assets	499,743	4,202,863
Investment in OR Operations (Note 6)	0	534,311
Investment in related party (Note 7)	500,000	0
Property and equipment, net (Note 8)	3,645,389	138,418
Total assets	4,645,132	4,875,592
Current
Accounts payable and accrued liabilities	1,371,386	320,321
Mortgage payable (Note 9)	657,633	0
Debenture unit deposits (Note 10)	594,889	0
Promissory notes payable (Note 11)	1,112,194	0
Total current liabilities	3,736,102	320,321
Convertible debentures (Note 12)	546,460	0
Total liabilities	4,282,562	320,321
SHAREHOLDERS' EQUITY
Share capital (Note 13)	14,636,828	14,480,241
Contributed surplus	5,226,156	3,808,611
Equity portion of convertible debentures	62,498	0
Accumulated deficit	(19,570,801)	(13,734,265)
Accumulated other comprehensive income	7,889	684
Total shareholders' equity	362,570	4,555,271
Total liabilities and shareholders' equity	$ 4,645,132	$ 4,875,592